Segment information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment information	Segment information The Group operates through a single reportable operating segment, in accordance with IFRS 8, reflecting how the Group’s executive directors collectively act as the chief operating decision maker to allocate resources and assess performance under the Group’s global strategy, which includes integrated product lines. Within its one operating segment, the Company has multiple product lines including private equity, credit, infrastructure, public equities, real estate and advisory and distribution.